Investments	12 Months Ended
Dec. 31, 2011
Investments

(4) Investments

(a) Net Investment Income

Sources of net investment income were as follows for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Fixed maturity securities—taxable	$2,697	$2,619	$2,458
Fixed maturity securities—non-taxable	35	59	107
Commercial mortgage loans	365	391	432
Restricted commercial mortgage loans related to securitization entities (1)	40	39	—
Equity securities	19	14	16
Other invested assets (2)	162	104	(82)
Restricted other invested assets related to securitization entities (1)	—	2	—
Policy loans	120	112	143
Cash, cash equivalents and short-term investments	37	21	49

Gross investment income before expenses and fees	3,475	3,361	3,123
Expenses and fees	(95)	(95)	(90)

Net investment income	$3,380	$3,266	$3,033

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Included in other invested assets was $15 million, $14 million and $7 million of net investment income related to trading securities in 2011, 2010 and 2009, respectively.

(b) Net Investment Gains (Losses)

The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Available-for-sale securities:
Realized gains	$210	$156	$255
Realized losses	(160)	(151)	(226)

Net realized gains (losses) on available-for-sale securities	50	5	29

Impairments:
Total other-than-temporary impairments	(118)	(122)	(1,499)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	(14)	(86)	441

Net other-than-temporary impairments	(132)	(208)	(1,058)

Trading securities	27	19	22
Commercial mortgage loans	6	(29)	(28)
Net gains (losses) related to securitization entities (1)	(47)	(3)	—
Derivative instruments (2)	(99)	50	21
Contingent purchase price valuation change	(25)	—	—
Other	—	23	(27)

Net investment gains (losses)	$(220)	$(143)	$(1,041)

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $1,884 million, $1,932 million and $1,513 million, respectively, which was approximately 93%, 93% and 88%, respectively, of book value.

The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Beginning balance	$784	$1,059	$—
Adoption of new accounting guidance related to other-than-temporary impairments	—	—	1,204
Adoption of new accounting guidance related to securitization entities	—	(36)	—
Additions:
Other-than-temporary impairments not previously recognized	39	63	120
Increases related to other-than-temporary impairments previously recognized	82	117	227
Reductions:
Securities sold, paid down or disposed	(259)	(419)	(485)
Securities where there is intent to sell	—	—	(7)

Ending balance	$646	$784	$1,059

c) Unrealized Investment Gains and Losses

Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)	2011	2010	2009
Net unrealized gains (losses) on investment securities:
Fixed maturity securities	$3,742	$511	$(2,245)
Equity securities	5	9	20
Other invested assets	(30)	(22)	(29)

Subtotal	3,717	498	(2,254)
Adjustments to DAC, PVFP, sales inducements and benefit reserves	(1,303)	(553)	127
Income taxes, net	(840)	25	761

Net unrealized investment gains (losses)	1,574	(30)	(1,366)
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	89	50	39

Net unrealized investment gains (losses) attributable to Genworth Financial, Inc.	$1,485	$(80)	$(1,405)

The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Beginning balance	$(80)	$(1,405)	$(4,087)
Cumulative effect of changes in accounting	—	260	(349)
Unrealized gains (losses) arising during the period:
Unrealized gains (losses) on investment securities	3,137	2,141	4,379
Adjustment to DAC	(101)	(233)	(461)
Adjustment to PVFP	(86)	(134)	(178)
Adjustment to sales inducements	(3)	(35)	(20)
Adjustment to benefit reserves	(560)	(273)	—
Provision for income taxes	(836)	(523)	(1,319)

Change in unrealized gains (losses) on investment securities	1,551	943	2,401
Reclassification adjustments to net investment (gains) losses, net of taxes of $(29), $(71) and $(360)	53	133	669

Change in net unrealized investment gains (losses)	1,604	1,336	2,721
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	39	11	39

Ending balance	$1,485	$(80)	$(1,405)

(d) Fixed Maturity and Equity Securities

As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$3,946	$918	$—	$(1)	$—	$4,863
Tax-exempt	564	15	—	(76)	—	503
Government—non-U.S.	2,017	196	—	(2)	—	2,211
U.S. corporate	23,024	2,542	18	(325)	(1)	25,258
Corporate—non-U.S.	13,156	819	—	(218)	—	13,757
Residential mortgage-backed	5,695	446	9	(252)	(203)	5,695
Commercial mortgage-backed	3,470	157	4	(179)	(52)	3,400
Other asset-backed	2,686	18	—	(95)	(1)	2,608

Total fixed maturity securities	54,558	5,111	31	(1,148)	(257)	58,295
Equity securities	356	19	—	(14)	—	361

Total available-for-sale securities	$54,914	$5,130	$31	$(1,162)	$(257)	$58,656

As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$3,568	$145	$—	$(8)	$—	$3,705
Tax-exempt	1,124	19	—	(113)	—	1,030
Government—non-U.S.	2,257	118	—	(6)	—	2,369
U.S. corporate	23,282	1,123	10	(448)	—	23,967
Corporate—non-U.S.	13,180	485	—	(167)	—	13,498
Residential mortgage-backed	4,821	116	18	(304)	(196)	4,455
Commercial mortgage-backed	3,936	132	6	(286)	(45)	3,743
Other asset-backed	2,494	18	—	(94)	(2)	2,416

Total fixed maturity securities	54,662	2,156	34	(1,426)	(243)	55,183
Equity securities	323	13	—	(4)	—	332

Total available-for-sale securities	$54,985	$2,169	$34	$(1,430)	$(243)	$55,515

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$160	$(1)	2	$—	$—	—	$160	$(1)	2
Tax-exempt	—	—	—	230	(76)	72	230	(76)	72
Government—non-U.S.	90	(1)	25	8	(1)	8	98	(2)	33
U.S. corporate	1,721	(68)	175	1,416	(258)	136	3,137	(326)	311
Corporate—non-U.S.	1,475	(86)	188	705	(132)	75	2,180	(218)	263
Residential mortgage-backed	276	(5)	68	727	(450)	359	1,003	(455)	427
Commercial mortgage-backed	282	(36)	49	831	(195)	159	1,113	(231)	208
Other asset-backed	623	(3)	83	309	(93)	35	932	(96)	118

Subtotal, fixed maturity securities	4,627	(200)	590	4,226	(1,205)	844	8,853	(1,405)	1,434
Equity securities	92	(11)	39	25	(3)	13	117	(14)	52

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

% Below cost—fixed maturity securities:
<20% Below cost	$4,545	$(156)	548	$2,758	$(252)	435	$7,303	$(408)	983
20%-50% Below cost	78	(30)	27	1,335	(653)	283	1,413	(683)	310
>50% Below cost	4	(14)	15	133	(300)	126	137	(314)	141

Total fixed maturity securities	4,627	(200)	590	4,226	(1,205)	844	8,853	(1,405)	1,434

% Below cost—equity securities:
<20% Below cost	80	(6)	36	21	(1)	12	101	(7)	48
20%-50% Below cost	12	(5)	3	4	(2)	1	16	(7)	4

Total equity securities	92	(11)	39	25	(3)	13	117	(14)	52

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

Investment grade	$4,292	$(165)	502	$3,066	$(577)	479	$7,358	$(742)	981
Below investment grade (3)	427	(46)	127	1,185	(631)	378	1,612	(677)	505

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

(1)	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $235 million of unrealized losses on other-than-temporarily impaired securities.

As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4% as of December 31, 2011.

Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

Of the $252 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was “BBB” and approximately 73% of the unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed and asset-backed securities. The average fair value percentage below cost for these securities was approximately 8% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
Tax-exempt	$144	$(67)	5%	28	$—	$—	—%	—
Government—non-U.S.	2	(1)	—	1	—	—	—	—
U.S. corporate	322	(134)	9	22	—	—	—	—
Corporate—non-U.S.	223	(98)	7	21	—	—	—	—
Structured securities:
Residential mortgage-backed	69	(29)	2	26	11	(27)	2	14
Commercial mortgage-backed	60	(23)	2	14	—	(1)	—	3
Other asset-backed	27	(8)	1	3	1	(2)	—	1

Total structured securities	156	(60)	5	43	12	(30)	2	18

Total	$847	$(360)	26%	115	$12	$(30)	2%	18

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. corporate	$40	$(28)	2%	11	$—	$—	—%	—
Structured securities:
Residential mortgage-backed	263	(158)	11	117	82	(205)	14	90
Commercial mortgage-backed	112	(53)	4	36	29	(51)	4	16
Other asset-backed	73	(54)	4	4	10	(14)	1	2

Total structured securities	448	(265)	19	157	121	(270)	19	108

Total	$488	$(293)	21%	168	$121	$(270)	19%	108

For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

Tax-Exempt Securities

As indicated in the table above, $67 million of gross unrealized losses were related to tax-exempt securities that have been in a continuous unrealized loss position for more than 12 months and were more than 20% below cost. The unrealized losses for tax-exempt securities represent municipal bonds that were diversified by state as well as municipality or political subdivision within those states. Of these tax-exempt securities, the average unrealized loss was approximately $2 million which represented an average of 32% below cost. The unrealized losses primarily related to widening of credit spreads on these securities since acquisition as a result of higher risk premiums being attributed to these securities from uncertainty in many political subdivisions related to special revenues supporting these obligations as well as certain securities having longer duration that may be viewed as less desirable in the current market place. Additionally, the fair value of certain of these securities has been negatively impacted as a result of having certain bond insurers associated with the security. In our analysis of impairment for these securities, we expect to recover our amortized cost from the cash flows of the underlying securities before any guarantee support. However, the existence of these guarantees may negatively impact the value of the debt security in certain instances. We performed an analysis of these securities and the underlying activities that are expected to support the cash flows and determined we expect to recover our amortized cost.

Corporate Debt Securities

The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$455	$(203)	14%	38	$—	$—	—%	—
Utilities and energy	18	(6)	—	1	—	—	—	—
Consumer-non-cyclical	30	(10)	1	1	—	—	—	—
Capital goods	11	(4)	—	1	—	—	—	—
Technology and communications	31	(9)	1	2	—	—	—	—

Total	$545	$(232)	16%	43	$—	$—	—%	—

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$32	$(24)	2%	3	$—	$—	—%	—
Consumer-cyclical	2	(1)	—	6	—	—	—	—
Capital goods	4	(2)	—	1	—	—	—	—
Technology and communications	2	(1)	—	1	—	—	—	—

Total	$40	$(28)	2%	11	$—	$—	—%	—

Of the total unrealized losses of $260 million for corporate fixed maturity securities presented in the preceding tables, $227 million, or 87%, of the unrealized losses related to issuers in the finance and insurance sector that were 32% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers’ financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. Of the $227 million of unrealized losses related to the finance and insurance industry, $171 million related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

Structured Securities

Of the $625 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $217 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
U.S. government, agencies and government-sponsored enterprises	$545	$(8)	36	$—	$—	—	$545	$(8)	36
Tax-exempt	285	(12)	101	244	(101)	90	529	(113)	191
Government—non-U.S.	431	(5)	69	21	(1)	7	452	(6)	76
U.S. corporate	3,615	(125)	443	2,338	(323)	191	5,953	(448)	634
Corporate—non-U.S.	2,466	(53)	296	1,141	(114)	102	3,607	(167)	398
Residential mortgage-backed	461	(23)	92	1,031	(477)	416	1,492	(500)	508
Commercial mortgage-backed	177	(8)	26	1,167	(323)	225	1,344	(331)	251
Other asset-backed	401	(2)	37	512	(94)	53	913	(96)	90

Subtotal, fixed maturity securities	8,381	(236)	1,100	6,454	(1,433)	1,084	14,835	(1,669)	2,184
Equity securities	77	(3)	48	5	(1)	4	82	(4)	52

Total for securities in an unrealized loss position	$8,458	$(239)	1,148	$6,459	$(1,434)	1,088	$14,917	$(1,673)	2,236

% Below cost—fixed maturity securities:
<20% Below cost	$8,359	$(226)	1,076	$4,852	$(418)	588	$13,211	$(644)	1,664
20%-50% Below cost	22	(8)	18	1,428	(652)	328	1,450	(660)	346
>50% Below cost	—	(2)	6	174	(363)	168	174	(365)	174

Total fixed maturity securities	8,381	(236)	1,100	6,454	(1,433)	1,084	14,835	(1,669)	2,184

% Below cost—equity securities:
<20% Below cost	72	(2)	47	5	(1)	4	77	(3)	51
20%-50% Below cost	5	(1)	1	—	—	—	5	(1)	1

Total equity securities	77	(3)	48	5	(1)	4	82	(4)	52

Total for securities in an unrealized loss position	$8,458	$(239)	1,148	$6,459	$(1,434)	1,088	$14,917	$(1,673)	2,236

Investment grade	$8,249	$(231)	1,060	$4,850	$(764)	683	$13,099	$(995)	1,743
Below investment grade (3)	209	(8)	88	1,609	(670)	405	1,818	(678)	493

Total for securities in an unrealized loss position	$8,458	$(239)	1,148	$6,459	$(1,434)	1,088	$14,917	$(1,673)	2,236

(1)	Amounts included $240 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $243 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $213 million of unrealized losses on other-than-temporarily impaired securities.

The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Amounts in millions)	Amortized cost or cost	Fair value
Due one year or less	$2,731	$2,756
Due after one year through five years	10,916	11,225
Due after five years through ten years	9,760	10,472
Due after ten years	19,300	22,139

Subtotal	42,707	46,592
Residential mortgage-backed	5,695	5,695
Commercial mortgage-backed	3,470	3,400
Other asset-backed	2,686	2,608

Total	$54,558	$58,295

As of December 31, 2011, $4,191 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

As of December 31, 2011, securities issued by utilities and energy, finance and insurance, and consumer—non-cyclical industry groups represented approximately 23%, 21% and 12% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders’ equity.

As of December 31, 2011 and 2010, $900 million and $857 million, respectively, of securities were on deposit with various state or foreign government insurance departments in order to comply with relevant insurance regulations.

(e) Commercial Mortgage Loans

Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$1,898	31%	$1,974	29%
Industrial	1,707	28	1,788	26
Office	1,590	26	1,850	27
Apartments	641	10	725	11
Mixed use/other	304	5	435	7

Subtotal	6,140	100%	6,772	100%

Unamortized balance of loan origination fees and costs	3		5
Allowance for losses	(51)		(59)

Total	$6,092		$6,718

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$1,631	27%	$1,583	23%
Pacific	1,539	25	1,769	26
Middle Atlantic	734	12	937	14
East North Central	557	9	612	9
Mountain	497	8	540	8
New England	388	6	482	7
West North Central	337	5	369	6
West South Central	298	5	297	4
East South Central	159	3	183	3

Subtotal	6,140	100%	6,772	100%

Unamortized balance of loan origination fees and costs	3		5
Allowance for losses	(51)		(59)

Total	$6,092		$6,718

The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$107	$—	$—	$107	$1,791	$1,898
Industrial	3	—	—	3	1,704	1,707
Office	4	3	15	22	1,568	1,590
Apartments	—	—	—	—	641	641
Mixed use/other	1	—	—	1	303	304

Total recorded investment	$115	$3	$15	$133	$6,007	$6,140

% of total commercial mortgage loans	2%	—%	—%	2%	98%	100%

	2010
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$—	$—	$—	$—	$1,974	$1,974
Industrial	—	6	27	33	1,755	1,788
Office	—	—	12	12	1,838	1,850
Apartments	—	—	—	—	725	725
Mixed use/other	—	—	—	—	435	435

Total recorded investment	$—	$6	$39	$45	$6,727	$6,772

% of total commercial mortgage loans	—%	—%	1%	1%	99%	100%

As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest.

As of and for the years ended December 31, 2011 and 2010, we modified or extended 39 and 28 commercial mortgage loans, respectively, with a total carrying value of $252 million and $331 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings. As of and for the year ended December 31, 2011, we modified or extended one commercial mortgage loan with a total carrying value of $3 million that was considered a troubled debt restructuring. As part of this troubled debt restructuring, we forgave default penalties and fees. This troubled debt restructuring did not result in any forgiveness in the outstanding principal amount owed by the borrower or a change to the original contractual interest rate.

The following table sets forth the commercial mortgage loans on nonaccrual status by property type as of December 31:

(Amounts in millions)	2011	2010
Property type:
Retail	$—	$—
Industrial	—	27
Office	15	12
Apartments	—	—
Mixed use/other	—	—

Total recorded investment	$15	$39

The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended December 31:

(Amounts in millions)	2011	2010
Allowance for credit losses:
Beginning balance	$59	$48
Charge-offs (1)	(5)	(23)
Recoveries	—	—
Provision	(3)	34

Ending balance	$51	$59

Ending allowance for individually impaired loans	$—	$—

Ending allowance for loans not individually impaired that were evaluated collectively for impairment	$51	$59

Recorded investment:
Ending balance	$6,140	$6,772

Ending balance of individually impaired loans	$10	$30

Ending balance of loans not individually impaired that were evaluated collectively for impairment	$6,130	$6,742

(1)	Charge-offs in 2010 included $13 million related to held-for-sale commercial mortgage loans that were sold in the third quarter of 2010.

The following table presents the activity in the allowance for losses as of or for the year ended December 31:

(Amounts in millions)	2009
Beginning balance	$23
Provision	25
Release	—

Ending balance	$48

The following tables set forth our individually impaired commercial mortgage loans by property type as of December 31:

2011
(Amounts in millions)	Recorded investment	Unpaid principal balance	Charge-offs	Related allowance	Average recorded investment	Interest income recognized
Property type:
Retail	$—	$—	$—	$—	$—	$—
Industrial	—	—	—	—	$—	—
Office	10	13	3	—	$10	—
Apartments	—	—	—	—	$—	—
Mixed use/other	—	—	—	—	$—	—

Total	$10	$13	$3	$—	$10	$—

	2010
(Amounts in millions)	Recorded investment	Unpaid principal balance	Charge-offs	Related allowance	Average recorded investment	Interest income recognized
Property type:
Retail	$5	$8	$3	$—	$2	$—
Industrial	19	24	5	—	$3	—
Office	6	8	2	—	$2	—
Apartments	—	—	—	—	$—	—
Mixed use/other	—	—	—	—	$—	—

Total	$30	$40	$10	$—	$3	$—

In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$453	$247	$900	$268	$30	$1,898
Industrial	445	332	642	261	27	1,707
Office	364	281	546	283	116	1,590
Apartments	164	110	321	31	15	641
Mixed use/other	81	47	89	15	72	304

Total	$1,507	$1,017	$2,498	$858	$260	$6,140

% of total	25%	17%	40%	14%	4%	100%

Weighted-average debt service coverage ratio	2.28	1.89	2.16	1.19	2.26	2.01

(1)

Included $260 million of loans in good standing, with a total weighted-average loan-to-value of 117%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

	2010
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$477	$287	$805	$363	$42	$1,974
Industrial	431	361	625	284	87	1,788
Office	320	327	612	446	145	1,850
Apartments	99	172	321	133	—	725
Mixed use/other	123	10	63	221	18	435

Total	$1,450	$1,157	$2,426	$1,447	$292	$6,772

% of total	22%	17%	36%	21%	4%	100%

Weighted-average debt service coverage ratio	2.24	1.99	1.79	2.42	0.75	2.01

(1)

Included $25 million of impaired loans and $267 million of loans in good standing, with a total weighted-average loan-to-value of 119%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$91	$322	$445	$595	$340	$1,793
Industrial	197	238	278	652	334	1,699
Office	188	130	341	395	452	1,506
Apartments	15	80	76	295	174	640
Mixed use/other	22	23	53	61	59	218

Total	$513	$793	$1,193	$1,998	$1,359	$5,856

% of total	9%	14%	20%	34%	23%	100%

Weighted-average loan-to-value	86%	72%	68%	59%	50%	63%

	2010
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$125	$317	$490	$512	$415	$1,859
Industrial	260	166	292	698	346	1,762
Office	176	186	238	524	547	1,671
Apartments	7	62	160	290	135	654
Mixed use/other	49	12	17	78	94	250

Total	$617	$743	$1,197	$2,102	$1,537	$6,196

% of total	10%	12%	19%	34%	25%	100%

Weighted-average loan-to-value	90%	71%	68%	62%	50%	64%

The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$104	$105
Industrial	—	—	—	5	3	8
Office	—	—	8	—	76	84
Apartments	—	—	—	—	1	1
Mixed use/other	—	—	—	—	86	86

Total	$—	$—	$9	$5	$270	$284

% of total	—%	—%	3%	2%	95%	100%

Weighted-average loan-to-value	—%	—%	54%	44%	74%	72%

	2010
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$—	$2	$113	$115
Industrial	1	5	—	1	19	26
Office	—	—	—	57	122	179
Apartments	—	4	—	21	46	71
Mixed use/other	—	—	—	—	185	185

Total	$1	$9	$—	$81	$485	$576

% of total	—%	2%	—%	14%	84%	100%

Weighted-average loan-to-value	30%	62%	—%	83%	77%	78%

(f) Restricted Commercial Mortgage Loans Related To Securitization Entities

The following tables set forth additional information regarding our restricted commercial mortgage loans related to securitization entities as of December 31:

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$161	38%	$182	36%
Industrial	99	24	124	24
Office	86	21	117	23
Apartments	60	15	64	13
Mixed use/other	7	2	22	4

Subtotal	413	100%	509	100%

Allowance for losses	(2)		(2)

Total	$411		$507

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$146	35%	$189	37%
Pacific	74	18	90	18
Middle Atlantic	65	16	70	14
East North Central	42	10	51	10
Mountain	28	7	32	6
West North Central	28	7	31	6
East South Central	17	4	32	6
West South Central	12	3	13	3
New England	1	—	1	—

Subtotal	413	100%	509	100%

Allowance for losses	(2)		(2)

Total	$411		$507

Of our restricted commercial mortgage loans as of December 31, 2011, $408 million were current, $2 million were 61 to 90 days past due and $3 million were past due for more than 90 days and still accruing interest. As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

As of December 31, 2011 and 2010, loans not individually impaired that were evaluated collectively for impairment were $412 million and $509 million, respectively, of the total recorded investment of restricted commercial mortgage loans of $413 million and $509 million, respectively. There was no provision for credit losses recorded during the year ended December 31, 2011 related to restricted commercial mortgage loans. A provision for credit losses of $2 million was recorded during the year ended December 31, 2010 related to restricted commercial mortgage loans, which reflected our ending allowance for credit losses balance and was required upon consolidation of securitization entities as of January 1, 2010.

In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$147	$9	$2	$—	$3	$161
Industrial	87	5	—	5	2	99
Office	63	9	6	6	2	86
Apartments	34	3	—	23	—	60
Mixed use/other	7	—	—	—	—	7

Total recorded investments	$338	$26	$8	$34	$7	$413

% of total	82%	6%	2%	8%	2%	100%

Weighted-average debt service coverage ratio	1.78	1.16	2.07	0.88	0.49	1.65

	2010
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$141	$34	$1	$3	$3	$182
Industrial	108	8	4	2	2	124
Office	90	19	5	3	—	117
Apartments	35	9	—	20	—	64
Mixed use/other	17	5	—	—	—	22

Total recorded investments	$391	$75	$10	$28	$5	$509

% of total	77%	15%	2%	5%	1%	100%

Weighted-average debt service coverage ratio	1.82	1.35	1.05	1.18	0.52	1.69

The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$17	$49	$62	$28	$161
Industrial	15	10	21	23	30	99
Office	12	23	4	37	10	86
Apartments	12	14	7	22	5	60
Mixed use/other	—	—	—	2	5	7

Total recorded investments	$44	$64	$81	$146	$78	$413

% of total	10%	16%	20%	35%	19%	100%

Weighted-average loan-to-value	73%	48%	39%	36%	28%	41%

	2010
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$14	$6	$52	$77	$33	$182
Industrial	11	9	25	50	29	124
Office	14	14	23	45	21	117
Apartments	—	21	10	26	7	64
Mixed use/other	—	—	7	11	4	22

Total recorded investments	$39	$50	$117	$209	$94	$509

% of total	8%	10%	23%	41%	18%	100%

Weighted-average loan-to-value	65%	55%	42%	41%	31%	43%

There were no floating rate restricted commercial mortgage loans as of December 31, 2011 or 2010.

See note 18 for additional information related to consolidated securitization entities.

(g) Restricted Other Invested Assets Related To Securitization Entities

We have consolidated securitization entities that hold certain investments that are recorded as restricted other invested assets related to securitization entities. The consolidated securitization entities hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities are comprised of asset-backed securities, including residual interest in certain policy loan securitization entities and highly rated bonds that are primarily backed by credit card receivables. See note 18 for additional information related to consolidated securitization entities.